CONSOLIDATED INCOME STATEMENT - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED INCOME STATEMENT
Revenue	R 50,656.4	R 45,911.6	R 31,240.7
Cost of sales	(48,129.0)	(42,182.4)	(24,751.0)
Interest income	482.1	415.5	331.4
Finance expense	(3,134.7)	(2,971.8)	(903.1)
Share-based payments	(299.4)	(231.9)	(496.2)
(Loss)/profit attributable to owners of Sibanye Stillwater	1,704.1	(1,114.4)	(1,032.8)
Gain on foreign exchange differences	1,169.1	292.4	219.6
Share of results of equity-accounted investees after tax	344.2	291.6	13.3
Other income	310.2	300.0	131.9
Other costs	(1,015.4)	(932.7)	(490.6)
Gain on disposal of property, plant and equipment	60.2	40.7	95.4
Impairments	(3,041.4)	(4,411.0)	(1,381.1)
Gain on derecognition of borrowings and derivative instrument	230.0
Occupational healthcare expense	(15.4)	(1,106.9)
Restructuring costs	(142.8)	(729.8)	(187.7)
Transaction costs	(402.5)	(552.1)	(157.0)
Gain on acquisition			2,178.6
(Loss)/profit before royalties and tax	(1,224.3)	(6,981.2)	4,811.4
Royalties	(212.6)	(398.5)	(566.6)
(Loss)/profit before tax	(1,436.9)	(7,379.7)	4,244.8
Mining and income tax	(1,083.8)	2,946.6	(1,202.1)
(Loss)/profit for the year	(2,520.7)	(4,433.1)	3,042.7
Attributable to:
Owners of Sibanye-Stillwater	(2,499.6)	(4,437.4)	3,473.3
Non-controlling interests	R (21.1)	R 4.3	R (430.6)
Earnings per share attributable to owners of Sibanye-Stillwater
Basic earnings per share	R (1.10)	R (2.29)	R 2.25
Diluted earnings per share	R (1.10)	R (2.29)	R 2.25